Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues (including $0, $1,606 and $1,311 respectively, from related party) (Note 19 & 5)	$ 66,088	$ 41,048	$ 39,363
EXPENSES:
Voyage expenses (including $487, $511 and $829 respectively, to related party) (Note 12)	3,038	1,020	999
Operating lease expense (Note 2 & 6)	7,054
Bareboat charter hire expenses (Note 6)		6,282	6,282
Amortization of prepaid bareboat charter hire		1,657	1,657
Vessel operating expenses (including $136, $187 and $247 respectively, to related party) (Note 12)	22,786	14,826	13,444
Dry-docking costs	399
Vessel depreciation (Note 4(b))	12,392	6,390	5,744
Management fees-related parties (Note 5)	2,443	7,765	4,730
General and administrative expenses	1,730	6,997	5,805
Other operating (income) (Note 16)			(914)
Impairment on vessels (Note 4(c))	12,310
Operating income/(loss)	3,936	(3,889)	1,616
OTHER EXPENSES:
Interest and finance costs (including $504, $1,053 and $948 respectively, to related party) (Note 13)	(18,077)	(9,662)	(15,793)
(Loss)/gain on derivative financial instruments (Note 15)	1,601	1,821	(301)
Interest income	133	130	13
Other, net		180	1,120
Equity (loss)/gain in unconsolidated joint ventures	778	291	(27)
Impairment on unconsolidated joint ventures (Note 18)	(3,144)
Total other expenses, net	(18,709)	(7,240)	(14,988)
Net loss	(14,773)	(11,129)	(13,372)
Less: Deemed dividend for beneficial conversion feature of Series E Shares (Note 17)	(9,339)
Less: Deemed dividend equivalent on outstanding Series E Shares related to redemption value (Note 17)	(2,359)
Less: Series E Shares Dividend (Note 17)	(2,650)
Less: Deemed dividend on Series E Shares realized redemptions (Note 17)	(1,868)
Net loss attributable to common shareholders	(30,985)	(11,129)	(13,372)
Common stock holders	(30,985)	(11,134)	(13,404)
Non-controlling interests		$ 5	$ 32
Loss per common share, basic and diluted (Note 11) (in dollars per share)	$ (10.58)	$ (12.20)	$ (251)
Other comprehensive income
Effective portion of changes in fair value of interest swap contracts (Note 15)	$ (1,361)
Total other comprehensive loss	(32,346)	(11,134)	(13,404)
Common stock holders	(32,346)	(11,134)	(13,404)
Non-controlling interests		$ 5	$ 32